Cover	6 Months Ended
Jun. 30, 2026
Cover [Abstract]
Entity Central Index Key	0001958399
Document Type	6-K
Document Fiscal Year Focus	2026
Entity File Number	001-42505
Entity Registrant Name	Huachen AI Parking Management Technology Holding Co., Ltd
Amendment Flag	false
Document Period End Date	Jun. 30, 2026
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31